Leases - Recognized in the Consolidated Statement of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Depreciation expense on right-of-use assets	$ 3,929	$ 2,430	$ 1,272
Interest expense on lease liabilities	617	572	265
Expenses relating to short term leases	2,489	4,756	6,127
Profit and loss impact	$ 7,035	$ 7,758	$ 7,664